Other Assets, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Amortization of deferred financing costs related to the revolver portion of the secured credit facility	$ 1,260	$ 1,637	$ 987